Organization and principal activities	6 Months Ended
Mar. 31, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and principal activities

Note 1 – Organization and principal activities

DarkIris Inc. (“DarkIris”) is a holding company incorporated under the laws of the Cayman Islands on May 31, 2024. The principal activities of DarkIris and its subsidiaries (collectively the “Company”) are software development, internet sales, wholesale and retail of cultural products.

Reorganization

In connection with its initial public offering, the Company undertook a reorganization of its legal structure (the “Reorganization”). The Reorganization involved: (1) the incorporation of DarkIris, a Cayman Islands holding company; (2) reorganized Quantum Arts Co., Limited (“Quantum”), incorporated in Hong Kong China on March 19, 2021, and Guangzhou Turing Interactive Entertainment Technology Co., Ltd (“Turing”), incorporated in the People’s Republic of China (the “PRC” or “China”) on July 11, 2017, as wholly owned subsidiaries of DarkIris.

Prior to the reorganization, equity interest in Quantum and Turing were owned by Xiamen Xiqi Network Co., Ltd (“Xiqi”) and Xiqi was collectively owned by 11 shareholders. On January 16, 2025, Quantum was reorganized as a wholly owned subsidiary of DarkIris. On February 24, 2025, Turin was reorganized as a wholly owned subsidiary of Quantum.

On November 4, 2024, DarkIris acquired 100% equity interest in Hongkong Stellar Wisdom Co,, Limited (“Stellar”) at nil consideration, in preparation for future business Stellar is a dormant company and has not commenced operations since registration, and its net assets were zero.

On May 14, 2025, Quantum entered into a share transfer agreement with Xiamen Yusanjia Culture Communication Co., Ltd (“Xiamen Yusanjia”), an unaffiliated third party, to transfer all outstanding shares of Turing, at the price approximately at RMB2.0 million (US$268,000) based on its unaudited net assets as of April 30, 2025.

On October 11, 2025, DarkIris Digital Technology (Xiamen) Co., Ltd (“DarkIris Digital”) was incorporated under the laws of PRC and Quantum owns 100% equity interest in DarkIris Digital.

On February 26, 2026, Aether Intelligence Pte. Ltd. (“Aether”) was incorporated under the laws of Singapore and DarkIris owns 55% equity interest in Aether.

Details of the Company and its subsidiaries are set out below:

	Date of	Place of	% of
Name of Entity	Incorporation	Incorporation	Ownership	Principal Activities
DarkIris	May 21, 2024	Cayman Islands	Parent	Holding company
Quantum	March 19, 2021	Hong Kong, China	100%	Software development, internet sales, wholesale and retail of cultural products
Stellar	May 11, 2018	Hong Kong, China	100%	Software development, internet sales, wholesale and retail of cultural products
DarkIris Digital	October 11, 2025	Fujian, China	100%	Software development, internet sales, wholesale and retail of cultural products
Aether	February 26, 2026	Singapore	55%	Software development, internet sales, wholesale and retail of cultural products

Liquidity

In assessing the Company’s liquidity and substantial doubt about its ability to continue as a going concern, the Company monitors and analyzes cash on-hand and operating expenditure commitments. The Company’s liquidity needs are to meet working capital requirements and operating expense obligations. To date, the Company financed its operations primarily through a combination of existing cash resource, cash generated by operating activities, and periodic issuance of common shares.

The accompanying unaudited condensed consolidated financial statements do not include any adjustments or classifications that may result from the possible inability of the Company to continue as a going concern. The accompanying unaudited condensed financial statements have been prepared on a basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The Company recorded net losses of approximately $1.89 million and net cash used in operating activities of approximately $0.5 million for the six months ended March 31, 2026. The above matters raise substantial doubt about the Company’s ability to continue as a going concern. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty. As of March 31, 2026, the Company had cash balance of approximately $0.5 million.

In evaluating if there is substantial doubt about the ability to continue as a going concern, the Company is trying to alleviate the going concern risk through (1) equity or debt financing, and (2) reducing cash used in operating activities, to meet the anticipated working capital requirements for at least the next 12 months. The Company may, however, need additional capital in the future to fund its further expansion. If the Company determines that its cash requirements exceed the amount of cash it has on hand at the time, the Company may seek to issue equity or debt securities or obtain credit facilities. The issuance and sale of additional equity would result in further dilution to shareholders of the Company.

As a result, the Company prepared the unaudited condensed consolidated financial statements assuming the Company will continue as a going concern. However, there is no assurance that the measures above can be achieved as planned. The unaudited condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.